Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2017
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]

16. Research and Development Expenses

Research and development expenses are summarized as follows:

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Clinical trial related costs	16,473	16,900
Personnel compensation and related costs	11,875	11,366
Other costs	3,218	2,918
	31,566	31,184